SHORTTERM BANK LOAN (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Short-term bank loan	$ 32,191	$ 20,784
China Construction Bank [Member]
Short-term bank loan	$ 32,191	$ 20,784